Lease accounting - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease accounting
Operating lease, weighted average remaining lease term	24 months	22 months
Operating lease, weighted average discount rate, percent	4.10%	4.90%
Right-of-use assets, net	$ 54	$ 1,292
Impairment losses on right-of-use assets	$ 2,624	$ 2,365	$ 0
Minimum
Lease accounting
Lessee, operating lease, term of contract	12 months	12 months
Maximum
Lease accounting
Lessee, operating lease, term of contract	36 months	36 months